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                                              Rule 497(j)
                                              Reg. No. 333-82848

Pursuant to Rule 497(j) promulgated under the Securities Act of 1933, the Registrant, National Equity Trust, Forbes Forty Index Trust Series 8 hereby certifies as follows:

1) the form of prospectus that would have been filed under paragraph (b) of Rule 497 does not differ from that con-tained in the most recent amendment to the registration statement, and

2) the text of the said amendment to the registration state-ment has been filed electronically.

                                  NATIONAL EQUITY TRUST
                                  FORBES FORTY INDEX TRUST SERIES 8

                                  (Registrant)

                                  By:  Prudential Investment Management
                                       Services LLC


                                       Richard R. Hoffmann
                                       Vice President
                                       Authorized Signatory



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D. C.  20549